Debt, cash and cash equivalents and lease liabilities - Summary of Market Value of Net Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total debt	€ 16,137	€ 16,531	€ 19,218	€ 20,250
Market value
Disclosure of detailed information about borrowings [line items]
Total debt	8,165	7,086	5,227
Value on redemption
Disclosure of detailed information about borrowings [line items]
Total debt	16,171	16,573	19,273
Total debt at redemption	€ 8,806	€ 7,835	€ 6,492